CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 10,459	$ 9,933
Other financial assets	19,016	17,730
Accounts receivable and other	19,543	18,928
Inventory	11,187	10,360
Assets classified as held for sale	3,215	5,917
Equity accounted investments	43,315	41,327
Investment properties	101,010	96,782
Property, plant and equipment	98,086	100,009
Intangible assets	25,018	24,658
Goodwill	14,953	14,714
Deferred income tax assets	3,415	3,338
Total assets	349,217	343,696
Liabilities and Equity
Financial liabilities	197,984	193,217
Accounts payable and other	50,330	50,682
Liabilities associated with assets classified as held for sale	1,287	2,359
Non-recourse borrowings of managed entities	143,126	139,324
Deferred income tax liabilities	15,914	15,913
Equity [abstract]
Equity	125,937	122,642
Total liabilities and equity	349,217	343,696
Corporate borrowings
Liabilities and Equity
Financial liabilities	9,145	9,077
Subsidiary equity obligations
Liabilities and Equity
Financial liabilities	3,478	3,699
Non-controlling interests
Equity [abstract]
Equity	88,423	86,804
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145	4,145
Common shares | Common equity
Equity [abstract]
Equity	$ 33,369	$ 31,693